Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Warrants Outstanding and Exercisable	Following is a summary of the status of warrants outstanding and exercisable as of December 31, 2023:
	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2020	-	$-
Issued	120,000	30.00
Exercised	-	-
Expired	-	-
Warrants outstanding, as of December 31, 2021	120,000	$30.00
Issued	-	-
Exercised	-	-
Expired	120,000	$30.00

Warrants outstanding, as of December 31, 2022	-	$-
Issued	-	-
Exercised	-	-
Expired	-	$-
Warrants exercisable, as of December 31, 2023	-	$-